Pension and other post-retirement benefits - Expected Benefit Payments (Detail) (CAD) In Thousands, unless otherwise specified	Dec. 31, 2013
Pension Plans
Defined Benefit Plan Disclosure [Line Items]
2014	8,320
2015	8,238
2016	8,812
2017	9,374
2018	9,839
2019- 2023	55,838
Post Retirement Benefit Plan
Defined Benefit Plan Disclosure [Line Items]
2014	1,339
2015	1,247
2016	1,400
2017	1,547
2018	1,727
2019- 2023	11,176